Investment Properties - Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 763	$ 653	$ 667
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	1,141	968
Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(378)	(315)
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	429	309
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	429	309
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	334	344
Office buildings for rent [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	712	659
Office buildings for rent [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (378)	$ (315)